Related party and shareholder transactions (Purchase - related parties) (Details) (Mosview [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Mosview [Member]
Related Party Transaction [Line Items]
Purchase - related parties			$ 7,256